Credit card receivables (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Expected credit loss at beginning of year	$ 670,984	$ 693,151	$ 322,970
Transfers from Stage 1 to Stage 2	(74,411)	(59,159)	(33,880)
Transfers from Stage 2 to Stage 1	128,804	101,506	56,981
Transfers to Stage 3	(126,995)	(113,260)	(63,264)
Transfers from Stage 3	188,299	65,461	15,489
Write-offs
Net increase of loss allowance (note 7)	88,477	141,816	349,215
New originations (a)	140,242	159,762	157,928
Changes in exposure of preexisting accounts (b)	829,183	382,216	275,749
Other movements, primarily net drawdowns/repayments and net remeasurement from movements between stages and between risk bands within each stage	(795,441)	(351,741)	(170,839)
Changes to models used in calculation (c)	(85,507)	(48,421)	86,377
Effect of changes in exchange rates (OCI)	91,673	(158,531)	45,640
Expected credit loss at end of the year	966,831	670,984	693,151
Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Expected credit loss at beginning of year	445,996	477,714	254,181
Transfers from Stage 1 to Stage 2	74,411	59,159	33,880
Transfers from Stage 2 to Stage 1	(128,804)	(101,506)	(56,981)
Transfers to Stage 3	(317,367)	(259,613)	(170,141)
Transfers from Stage 3	23,613	13,879	4,693
Write-offs
Net increase of loss allowance (note 7)	696,292	366,762	381,447
New originations (a)	28,147	16,370	15,748
Changes in exposure of preexisting accounts (b)	30,441	12,000	13,706
Other movements, primarily net drawdowns/repayments and net remeasurement from movements between stages and between risk bands within each stage	473,631	356,617	310,683
Changes to models used in calculation (c)	164,073	(18,225)	41,310
Effect of changes in exchange rates (OCI)	62,548	(110,399)	30,635
Expected credit loss at end of the year	856,689	445,996	477,714
Stage 3 [Member]
IfrsStatementLineItems [Line Items]
Expected credit loss at beginning of year	1,272,546	925,404	473,517
Transfers from Stage 1 to Stage 2
Transfers from Stage 2 to Stage 1
Transfers to Stage 3	444,362	372,873	233,405
Transfers from Stage 3	(211,912)	(79,340)	(20,182)
Write-offs	(1,852,246)	(1,374,040)	(935,283)
Net increase of loss allowance (note 7)	1,890,428	1,703,284	1,119,044
New originations (a)	11,603	11,130	8,999
Changes in exposure of preexisting accounts (b)	(6,182)	(5,242)	2,280
Other movements, primarily net drawdowns/repayments and net remeasurement from movements between stages and between risk bands within each stage	1,984,863	1,629,416	1,087,561
Changes to models used in calculation (c)	(99,856)	67,980	20,204
Effect of changes in exchange rates (OCI)	161,303	(275,635)	54,903
Expected credit loss at end of the year	1,704,481	1,272,546	925,404
Total [Member]
IfrsStatementLineItems [Line Items]
Expected credit loss at beginning of year	2,389,526	2,096,269	1,050,668
Transfers from Stage 1 to Stage 2
Transfers from Stage 2 to Stage 1
Transfers to Stage 3
Transfers from Stage 3
Write-offs	(1,852,246)	(1,374,040)	(935,283)
Net increase of loss allowance (note 7)	2,675,197	2,211,862	1,849,706
New originations (a)	179,992	187,262	182,675
Changes in exposure of preexisting accounts (b)	853,442	388,974	291,735
Other movements, primarily net drawdowns/repayments and net remeasurement from movements between stages and between risk bands within each stage	1,663,053	1,634,292	1,227,405
Changes to models used in calculation (c)	(21,290)	1,334	147,891
Effect of changes in exchange rates (OCI)	315,524	(544,565)	131,178
Expected credit loss at end of the year	$ 3,528,001	$ 2,389,526	$ 2,096,269